VIRTUS STONE HARBOR EMERGING MARKETS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2025
($ reported in thousands)
	Par Value(1)	Value
Foreign Government Securities—87.7%
Angola —5.9%
Republic of Angola
144A 9.500%, 11/12/25(2)(3)	$ 3,860	$ 3,878
144A 8.250%, 5/9/28(2)	808	768
144A 8.000%, 11/26/29(2)	456	416
144A 8.750%, 4/14/32(2)	222	198
RegS 8.250%, 5/9/28(3)(4)	1,850	1,758
Republic of Angola Via Avenir Issuer II Ireland DAC RegS 6.927%, 2/19/27(4)(5)	1,479	1,404
		8,422

Argentina—12.6%
Provincia de Buenos Aires RegS 6.625%, 9/1/37(4)(6)	4,307	2,843
Republic of Argentina
1.000%, 7/9/29	12,552	9,590
0.750%, 7/9/30(6)	7,533	5,489
		17,922

Brazil—3.9%
Brazil Notas do Tesouro Nacional
Series F 10.000%, 1/1/31	22,300BRL	3,068
Series F 10.000%, 1/1/33	18,800BRL	2,478
		5,546

Colombia—3.0%
Republic of Colombia 4.500%, 3/15/29(3)	1,336	1,258
Titulos De Tesoreria
7.000%, 6/30/32	7,900,000COP	1,519
7.250%, 10/18/34	8,275,000COP	1,516
		4,293

	Par Value(1)	Value

Dominican Republic—0.5%
Dominican Republic RegS 5.875%, 1/30/60(3)(4)	$ 762	$ 672
Ecuador—6.0%
Republic of Ecuador RegS 6.900%, 7/31/30(4)(6)	12,946	8,542
Egypt—7.0%
Arab Republic of Egypt
144A 3.875%, 2/16/26(2)(3)	2,741	2,644
144A 4.750%, 4/16/26(2)	7,000EUR	7,148
144A 6.375%, 4/11/31(2)	246EUR	228
		10,020

El Salvador—2.9%
Republic of El Salvador
144A 8.625%, 2/28/29(2)	1,580	1,648
144A 8.250%, 4/10/32(2)	512	516
RegS 6.375%, 1/18/27(3)(4)	1,298	1,279
RegS 8.625%, 2/28/29(4)	683	713
		4,156

Ethiopia—0.7%
Federal Republic of Ethiopia 144A 6.625%, 12/11/25(2)(7)	1,212	1,042
Gabon—1.4%
Republic of Gabon
144A 6.950%, 6/16/25(2)	500	496
144A 7.000%, 11/24/31(2)(3)	1,800	1,450
		1,946

See Notes to Schedule of Investments

VIRTUS STONE HARBOR EMERGING MARKETS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025
($ reported in thousands)
	Par Value(1)	Value

Indonesia—3.2%
Indonesia Government Bond
8.375%, 3/15/34	27,400,000IDR	$ 1,802
8.375%, 4/15/39	40,300,000IDR	2,710
		4,512

Iraq—2.6%
Republic of Iraq RegS 5.800%, 1/15/28(4)	$ 3,718	3,648
Ivory Coast—0.7%
Republic of Ivory Coast
RegS 5.250%, 3/22/30(4)	553EUR	551
RegS 5.875%, 10/17/31(4)	465EUR	459
		1,010

Kenya—3.0%
Republic of Kenya
144A 7.000%, 5/22/27(2)	1,475	1,473
144A 9.500%, 3/5/36(2)	2,900	2,804
		4,277

Lebanon—0.1%
Lebanon Government International Bond RegS 6.400%, 5/26/23(4)(7)	848	160
Mexico—4.5%
Mex Bonos Desarr
7.750%, 11/23/34	58,000MXN	2,514
7.750%, 11/13/42	98,800MXN	3,928
		6,442

Mozambique—1.2%
Republic of Mozambique 144A 9.000%, 9/15/31(2)(6)	2,168	1,755
	Par Value(1)	Value

Nigeria—6.8%
Republic of Nigeria
144A 6.500%, 11/28/27(2)(3)	$ 1,493	$ 1,456
144A 6.125%, 9/28/28(2)(3)	2,743	2,564
144A 9.625%, 6/9/31(2)	2,668	2,724
144A 7.875%, 2/16/32(2)(3)	3,220	3,000
		9,744

Pakistan—4.1%
Islamic Republic of Pakistan 144A 6.000%, 4/8/26(2)(3)	6,023	5,805
Panama—1.8%
Republic of Panama 6.400%, 2/14/35(3)	2,721	2,575
Papua New Guinea —1.0%
Papua New Guinea Government International Bond RegS 8.375%, 10/4/28(3)(4)	1,464	1,449
South Africa—3.3%
Republic of South Africa
6.250%, 3/31/36	16,700ZAR	636
6.500%, 2/28/41	38,600ZAR	1,349
8.750%, 1/31/44	25,700ZAR	1,093
8.750%, 2/28/48	36,800ZAR	1,551
		4,629

Sri Lanka—0.3%
Republic of Sri Lanka
144A 4.000%, 4/15/28(2)	73	68
144A 3.100%, 1/15/30(2)(6)	112	100
See Notes to Schedule of Investments

VIRTUS STONE HARBOR EMERGING MARKETS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025
($ reported in thousands)
	Par Value(1)	Value

Sri Lanka—continued
144A 3.350%, 3/15/33(2)(6)	$ 114	$ 91
144A 3.600%, 6/15/35(2)(6)	77	53
144A 3.600%, 5/15/36(2)(6)	—(8)	—(8)
144A 3.600%, 2/15/38(2)(6)	107	88
		400

Tunisia—0.4%
Tunisian Republic 144A 6.375%, 7/15/26(2)	608EUR	605
Turkey—2.5%
Republic of Turkiye 9.875%, 1/15/28(3)	1,297	1,432
Turkiye Government Bond
0.000%, 4/9/25(9)	30,000TRY	788
12.600%, 10/1/25	57,000TRY	1,368
		3,588

Ukraine—5.0%
Ukraine Government Bond
144A 0.000%, 2/1/30(2)(6)	46	26
144A 0.000%, 2/1/34(2)(6)	174	75
144A 1.750%, 2/1/34(2)(6)	384	226
144A 0.000%, 2/1/35(2)(6)	—(8)	—(8)
144A 1.750%, 2/1/35(2)(6)	299	173
144A 0.000%, 2/1/36(2)(6)	123	80
144A 1.750%, 2/1/36(2)(6)	331	188
	Par Value(1)	Value

Ukraine—continued
144A 0.000%, 8/1/41(2)(10)	$ 1,761	$ 1,451
RegS 1.750%, 2/1/34(4)(6)	8,298	4,888
		7,107

Zambia—3.3%
Republic of Zambia
144A 5.750%, 6/30/33(2)(6)	4,232	3,763
144A 0.500%, 12/31/53(2)	1,462	913
RegS 0.500%, 12/31/53(4)	—(8)	—(8)
		4,676

Total Foreign Government Securities (Identified Cost $124,715)		124,943

Corporate Bonds and Notes—34.3%
Angola —0.5%
Azule Energy Finance plc 144A 8.125%, 1/23/30(2)	750	760
Argentina—0.7%
Generacion Mediterranea S.A. 144A 11.000%, 11/1/31(2)	1,061	977
Brazil—4.1%
MC Brazil Downstream Trading S.a.r.l. 144A 7.250%, 6/30/31(2)(3)	1,599	1,351
NewCo Holding USD 20 S.a.r.l. 144A 9.375%, 11/7/29(2)(3)	813	831
See Notes to Schedule of Investments

VIRTUS STONE HARBOR EMERGING MARKETS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025
($ reported in thousands)
	Par Value(1)	Value

Brazil—continued
OHI Group S.A. 144A 13.000%, 7/22/29(2)(3)	$ 1,374	$ 1,444
Samarco Mineracao S.A. PIK 144A 9.000%, 6/30/31(2)(3)(11)	2,280	2,248
		5,874

Colombia—2.2%
Gran Tierra Energy, Inc. 144A 9.500%, 10/15/29(2)(3)	3,445	3,189
Ghana—0.4%
Kosmos Energy Ltd. RegS 7.750%, 5/1/27(4)	600	582
India—0.7%
Vedanta Resources Finance II plc
144A 10.875%, 9/17/29(2)	343	361
144A 9.475%, 7/24/30(2)	674	683
		1,044

Israel—0.6%
Leviathan Bond Ltd. 144A, RegS 6.750%, 6/30/30(2)(4)	800	783
Kazakhstan—2.0%
Development Bank of Kazakhstan JSC
144A 10.950%, 5/6/26(2)	506,000KZT	965
144A 13.000%, 4/15/27(2)	270,000KZT	515
144A 13.489%, 5/23/28(2)	590,000KZT	1,127
QazaqGaz NC JSC 144A 4.375%, 9/26/27(2)	275	265
		2,872

	Par Value(1)	Value

Mexico—14.4%
Banco Mercantil del Norte S.A.
144A 5.875%(2)(3)(12)	$ 1,268	$ 1,231
144A 6.625%(2)(3)(12)	866	785
Petroleos Mexicanos
8.750%, 6/2/29	3,165	3,184
7.690%, 1/23/50(3)	4,750	3,588
RegS 6.700%, 2/16/32(4)	293	258
Series 14-2 7.470%, 11/12/26	25,240MXN	1,148
Poinsettia Finance Ltd. RegS 6.625%, 6/17/31(4)	11,407	10,238
		20,432

Nigeria—1.2%
IHS Holding Ltd.
144A 5.625%, 11/29/26(2)	283	277
144A 6.250%, 11/29/28(2)	683	661
144A 8.250%, 11/29/31(2)	800	797
		1,735

Peru—2.0%
Petroleos del Peru S.A.
RegS 4.750%, 6/19/32(3)(4)	2,625	2,041
RegS 5.625%, 6/19/47(4)	1,225	804
		2,845

South Africa—1.3%
Eskom Holdings SOC Ltd. 144A 8.450%, 8/10/28(2)(3)	1,840	1,907
Turkey—1.4%
Aydem Yenilenebilir Enerji AS 144A 7.750%, 2/2/27(2)(3)	960	967
See Notes to Schedule of Investments

VIRTUS STONE HARBOR EMERGING MARKETS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025
($ reported in thousands)
	Par Value(1)	Value

Turkey—continued
Yapi ve Kredi Bankasi AS 144A 9.250%, 1/17/34(2)	$ 963	$ 1,015
		1,982

Uzbekistan—1.5%
Uzauto Motors AJ 144A 4.850%, 5/4/26(2)(3)	2,166	2,104
Venezuela—0.5%
Petroleos de Venezuela S.A.
RegS 12.750%, 2/17/22(4)(7)	700	115
RegS 6.000%, 11/15/26(4)(7)	1,913	275
RegS 9.750%, 5/17/35(4)(7)	1,617	263
		653

Vietnam—0.8%
Mong Duong Finance Holdings B.V. 144A 5.125%, 5/7/29(2)	1,144	1,110
Total Corporate Bonds and Notes (Identified Cost $49,213)		48,849

Purchased Options—0.1%
(See open purchased options schedule)
Total Purchased Options (Premiums paid $83)	93

	Par Value
Credit Linked Notes—2.9%
Iraq—2.9%
Republic of Iraq
(Counterparty: BOA) 2.536%, 1/1/28(13)	134,236JPY	852
(Counterparty: BOA) 3.540%, 1/6/28(10)(13)	220,830JPY	1,401
	Par Value	Value
Iraq—continued
(Counterparty: BOA) 3.565%, 1/1/28(10)(13)	295,064JPY	$ 1,869
Total Credit Linked Notes (Identified Cost $5,606)		4,122

Total Long-Term Investments—125.0% (Identified Cost $179,617)		178,007
	Shares
Short-Term Investment—1.5%
Money Market Mutual Fund—1.5%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.230%)(14)	2,175,116	2,175
Total Short-Term Investment (Identified Cost $2,175)		2,175

TOTAL INVESTMENTS—126.5% (Identified Cost $181,792)		$180,182
Other assets and liabilities, net—(26.5)%		(37,721)
NET ASSETS—100.0%		$142,461

Abbreviations:
CDS	Credit Default Swap
DAC	Designated Activity Company
JSC	Joint Stock Company
PIK	Payment-in-Kind Security
plc	Public Limited Company
S.a.r.l.	Société à responsabilité limitée

Footnote Legend:
(1)	Par Value disclosed in foreign currency is reported in thousands.
See Notes to Schedule of Investments

VIRTUS STONE HARBOR EMERGING MARKETS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025
($ reported in thousands)
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2025, these securities amounted to a value of $76,266 or 53.5% of net assets.
(3)	All or a portion is segregated as collateral for reverse repurchase agreements. On February 28, 2025, securities valued at $49,875 were pledged as collateral for reverse repurchase agreements.
(4)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(5)	This Note was issued for the sole purpose of funding a leveraged loan between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.
(6)	Represents step coupon bond. Rate shown reflects the rate in effect as of February 28, 2025.
(7)	Security in default; no interest payments are being received.
(8)	Amount is less than $500 (not in thousands).
(9)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(10)	Variable rate security. Rate disclosed is as of February 28, 2025. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(11)	100% of the income received was in PIK.
(12)	No contractual maturity date.
(13)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(14)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
Counterparties:
BCLY	Barclays
BOA	Bank of America
GS	Goldman Sachs & Co.
JPM	JPMorgan Chase Bank N.A.

Foreign Currencies:
AUD	Australian Dollar
BRL	Brazilian Real
CNH	Chinese Yuan Offshore
COP	Colombian Peso
EUR	Euro
IDR	Indonesian Rupiah
JPY	Japanese Yen
KZT	Kazakhstani Tenge
MXN	Mexican Peso
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

Country Weightings†
Mexico	15%
Argentina	11
Nigeria	6
Brazil	6
Egypt	6
Angola	5
Ecuador	5
Other	46
Total	100%
† % of total investments as of February 28, 2025.
See Notes to Schedule of Investments

VIRTUS STONE HARBOR EMERGING MARKETS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025
($ reported in thousands)
Reverse Repurchase Agreements as of February 28, 2025 were as follows:
Counterparty	Interest Rate	Acquisition Date*	Amount
JPM	4.87%	01/30/25	$(942)
JPM	4.88	01/30/25	(1,525)
JPM	4.90	01/30/25	(2,769)
JPM	4.90	01/30/25	(1,637)
JPM	4.90	01/30/25	(1,692)
JPM	4.90	01/30/25	(1,099)
JPM	4.90	01/30/25	(2,201)
JPM	4.90	01/30/25	(886)
JPM	4.95	01/30/25	(1,160)
JPM	4.95	01/30/25	(2,163)
JPM	4.95	02/18/25	(1,314)
JPM	4.95	02/26/25	(1,809)
JPM	5.00	01/30/25	(623)
JPM	5.00	01/30/25	(3,113)
JPM	5.00	01/30/25	(2,062)
JPM	5.00	01/30/25	(912)
JPM	5.00	01/30/25	(538)
JPM	5.00	01/30/25	(2,453)
JPM	5.00	01/30/25	(1,413)
JPM	5.00	01/30/25	(1,092)
JPM	5.00	01/30/25	(690)
JPM	5.05	01/30/25	(1,191)
JPM	5.05	01/30/25	(1,142)
JPM	5.05	01/30/25	(1,178)
JPM	5.05	01/30/25	(2,239)
JPM	5.05	01/30/25	(1,025)
JPM	5.10	01/30/25	(1,735)
Total			$(40,603)

Footnote Legend:
*	All agreements can be terminated by either party on demand at value plus accrued interest.
See Notes to Schedule of Investments

VIRTUS STONE HARBOR EMERGING MARKETS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025
($ reported in thousands)
Open purchased option contracts as of February 28, 2025 were as follows:
Description of Options	Counterparty	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options(2)
Call USD 1,216 versus Put CNH 8,969	GS	1,216,268	$8,969	7.37	05/14/25	$5
Call USD 2,041 versus Put CNH 15,048	GS	2,041,000	15,048	7.37	05/30/25	9
Put Option(2)
Put AUD 5,124 versus Call USD 3,212	GS	5,124,000	3,212	0.63	05/30/25	79
Total						$93

Footnote Legend:
(1)	Strike price not reported in thousands.
(2)	Over-the-counter options.

Forward foreign currency exchange contracts as of February 28, 2025 were as follows:
Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BRL	15,800	USD	2,767	JPM	03/06/25	$—	$(88)
JPY	118,937	USD	769	JPM	04/04/25	25	—
USD	2,568	BRL	15,800	JPM	03/06/25	—	(112)
USD	4,691	JPY	733,014	JPM	04/04/25	—	(198)
USD	2,737	BRL	15,800	JPM	05/05/25	88	—
Total						$113	$(398)

See Notes to Schedule of Investments

VIRTUS STONE HARBOR EMERGING MARKETS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025
($ reported in thousands)
Over-the-counter credit default swaps - sell protection(1) outstanding as of February 28, 2025 were as follows:
Reference Entity	Payment Frequency	Counterparty	Fixed Rate	Expiration Date	Notional Amount(2)	Value	Premiums Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
Republic of Argentina 5 Year CDS, CCC /BL(3),*	Quarterly	BCLY	5.000%	12/20/25	$11,200	$(431)	$(567)	$136	$—
Total						$(431)	$(567)	$136	$—

Footnote Legend:
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	Based on Republic of Argentina Sovereign Debt Obligation, USD Denominated 1.00% fixed coupon, 07/09/2029 maturity.
*	S&P / Morningstar DBRS, respectively.
See Notes to Schedule of Investments

VIRTUS STONE HARBOR EMERGING MARKETS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of February 28, 2025, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at February 28, 2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Foreign Government Securities	$124,943	$—	$124,943	$—
Corporate Bonds and Notes	48,849	—	48,849	—
Credit Linked Notes	4,122	—	—	4,122
Money Market Mutual Fund	2,175	2,175	—	—
Other Financial Instruments:
Purchased Options	93	5	88	—
Forward Foreign Currency Exchange Contracts*	113	—	113	—
Total Assets	180,295	2,180	173,993	4,122
Liabilities:
Other Financial Instruments:
Over-the-Counter Credit Default Swap	(431)	—	(431)	—
Reverse Repurchase Agreements*	(40,603)	—	(40,603)	—
Forward Foreign Currency Exchange Contracts*	(398)	—	(398)	—
Total Liabilities	(41,432)	—	(41,432)	—
Total Investments	$138,863	$2,180	$132,561	$4,122

*	Other financial instruments are derivative instruments reflected in the Schedule of Investments. Swap contracts and forward currency exchange contracts are valued at the net unrealized appreciation (depreciation) on the instrument by level and counterparty. For liabilities arising from reverse repurchase agreements, the carrying amount approximates fair value due to the short-term maturity of these financial instruments.
There were no transfers into or out of Level 3 related to securities held at February 28, 2025.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
See Notes to Schedule of Investments

VIRTUS STONE HARBOR EMERGING MARKETS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025
($ reported in thousands)
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Credit Linked Notes
Investments in Securities
Balance as of November 30, 2024:	$ 4,760	$ 4,760
Accrued discount/(premium)	40	40
Net realized gain (loss)	(300)	(300)
Net change in unrealized appreciation (depreciation)(a)	320	320
Sales(b)	(698)	(698)
Balance as of February 28, 2025	$ 4,122	$ 4,122
(a) The net change in unrealized appreciation (depreciation) on investments still held at February 28, 2025, was $320.
(b) Includes paydowns on securities.
See Notes to Schedule of Investments

VIRTUS STONE HARBOR EMERGING MARKETS INCOME FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2025
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the  investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
    •    Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
    •    Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
    •    Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as

VIRTUS STONE HARBOR EMERGING MARKETS INCOME FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025
mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual financial statements.